DISCONTINUED OPERATIONS - Statement of operations and cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
Net loss from Discontinued Operations	¥ (82,341)	$ (11,281)	¥ (205,808)	¥ (350,728)
Net cash (used in) provided by discontinued operating activities	135,033	18,499	(144,547)	(418,866)
Net cash provided by discontinued investing activities	136,918	18,758	92,023	469,481
Net cash (used in) provided by discontinued financing activities	(30,000)	$ (4,110)	100,000
Discontinued operations | Foshan Viomi and its subsidiaries
Net revenues:
Total net revenues	298,871		854,650	1,442,486
Cost of revenues	(297,289)		(807,146)	(1,299,896)
Gross profit	1,582		47,504	142,590
Operating expenses:
Research and development expenses	(41,245)		(74,032)	(89,993)
Selling and marketing expenses	(54,681)		(187,156)	(332,602)
General and administrative expenses	(7,667)		(24,162)	(61,192)
Total operating expenses	(103,593)		(285,350)	(483,787)
Other income, net	4,320		8,623	9,229
Loss income from operations	(97,691)		(229,223)	(331,968)
Interest income and investment income, net	3,846		13,062	(138)
Other non-operating income			(1,500)	(1)
Loss before income tax expenses	(93,845)		(217,661)	(332,107)
Income tax (expenses) credits	11,504		11,853	(18,621)
Net loss from Discontinued Operations	(82,341)		(205,808)	(350,728)
Net cash (used in) provided by discontinued operating activities	135,033		(144,547)	(418,866)
Net cash provided by discontinued investing activities	136,918		92,023	469,481
Net cash (used in) provided by discontinued financing activities	(30,000)		100,000
Discontinued operations | Foshan Viomi and its subsidiaries | Related party
Net revenues:
Total net revenues	5,821		24,434	66,742
Discontinued operations | Foshan Viomi and its subsidiaries | Third parties
Net revenues:
Total net revenues	¥ 293,050		¥ 830,216	¥ 1,375,744